Energy Infrastructure Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Energy Infrastructure Assets

Note 9. Energy Infrastructure Assets

The Company’s EI assets are comprised of Build-Own-Operate-Maintain (“BOOM”) assets, and contract compression assets which are leased to customers. At the inception of a lease contract, all leases are classified as either an operating lease or finance lease.

(a)
EI Assets – Operating Leases

EI assets under lease arrangements that are classified and accounted for as operating leases under the definition of IFRS 16 are stated at cost less accumulated depreciation and impairment losses. The estimated useful lives of EI assets are generally between five and 30 years.

A reconciliation of the changes in the carrying amount of EI assets was as follows:

December 31,	2024	2023

Cost
Balance, January 1	$1,142	$1,129
Additions	59	90
Disposals[1]	(119)	(70)
Currency translation effects	(23)	(7)

Total cost	$1,059	$1,142

Accumulated depreciation
Balance, January 1	$(278)	$(215)
Depreciation charge	(111)	(127)
Impairment	(1)	(1)
Disposals[1]	27	53
Currency translation effects	17	12

Total accumulated depreciation	$(346)	$(278)
Net book value	$713	$864

[1] During the first quarter of 2024, disposals include the conversion of a BOOM asset, which was previously accounted for as an operating lease, to a finance lease as a result of a contract modification.

Depreciation of EI assets – operating leases included in COGS for the year ended December 31, 2024, was $111 million (December 31, 2023 – $127 million).

Impairment of EI assets – operating leases included in net earnings for the year ended December 31, 2024, was $1 million (December 31, 2023 – $1 million).

During the year ended December 31, 2024, the Company recognized $229 million of revenue related to operating leases in its LATAM and EH segments (December 31, 2023 – $242 million), and $144 million of revenue related to its NAM contract compression fleet (December 31, 2023 – $125 million).

(b)
EI Assets – Finance Leases Receivable

Lease arrangements for certain EI assets are considered finance leases when the risks and rewards of ownership are transferred to the lessee, which generally occurs if ownership of the lease is transferred to the lessee by the end of the lease term; the lessee has the option to purchase the leased asset at a price that is sufficiently lower than the fair value at the date the option becomes exercisable for it to be reasonably certain, at the inception date, that option will be exercised; the term of the lease is for the major part of the economic life of the asset; or the present value of the lease payments amounts to substantially all of the fair value of the asset.

The Company has finance lease arrangements for certain of its EI assets, with initial terms ranging from 5 to 10 years.

The value of the EI assets – finance leases receivable were comprised of the following:

	Minimum lease payments and unguaranteed residual value			Present value of minimum lease payments and unguaranteed residual value
	December 31, 2024	December 31, 2023	January 1, 2023	December 31, 2024	December 31, 2023	January 1, 2023

Less than one year	$49	$46	$54	$49	$43	$44

Between one and five years	188	129	145	145	106	110

Greater than five years	54	90	107	44	55	63

	$291	$265	$306	$238	$204	$217

Less: Unearned interest revenue	(53)	(61)	(89)	-	-	-

Closing balance	$238	$204	$217	$238	$204	$217

December 31,	2024	2023

Opening balance	$204	$217
Additions[1]	87	48
Interest revenue	22	23
Payments (principal and interest)	(73)	(59)
Derecognition on disposal	-	(24)
Other	(2)	(2)
Currency translation effects	-	1

Closing balance	$238	$204

[1] During the first quarter of 2024, additions included the conversion of a BOOM asset, which was previously accounted for as an operating lease, to a finance lease as a result of a contract modification.

The Company recognized non-cash selling profit related to the commencement of finance leases of $3 million for the year ended December 31, 2024 (December 31, 2023 – $13 million).

The average interest rates implicit in the leases are fixed at the contract date for the entire lease term. At December 31, 2024, the average interest rate was 7.6 percent per annum (December 31, 2023 – 8.6 percent, January 1, 2023 – 9.4 percent). The EI assets – finance leases receivable at the end of reporting period are neither past due nor impaired.